Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	$ (115,000,000)		$ (337,000,000)
Change in Fair Value Recognized in AOCI	(8,000,000)		192,000,000
Amounts Reclassified from AOCI	20,000,000		25,000,000
Net Current Period Other Comprehensive Income	12,000,000		217,000,000		133,000,000
Pension and OPEB Adjustment Related to Mitchell Plant			5,000,000
Ending Balance in AOCI	(103,000,000)		(115,000,000)		(337,000,000)
Commodity
Vertically Integrated Utilities Revenues	9,397,000,000		9,347,000,000		8,785,000,000
Generation & Marketing Revenues	686,000,000		523,000,000		619,000,000
Purchased Electricity for Resale	2,086,000,000		1,491,000,000		1,169,000,000
Other Operation Expense	3,225,000,000		2,904,000,000		2,962,000,000
Maintenance Expense	1,361,000,000		1,179,000,000		1,115,000,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	1,929,000,000		1,743,000,000		1,782,000,000
Interest Expense	885,000,000		906,000,000		988,000,000
Income Tax (Expense) Credit	(942,000,000)		(684,000,000)		(604,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	20,000,000		25,000,000
Gains and Losses on Securities Available for Sale
Interest Income	7,000,000		58,000,000		8,000,000
Interest Expense	885,000,000		906,000,000		988,000,000
Income Tax (Expense) Credit	(942,000,000)		(684,000,000)		(604,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	20,000,000		25,000,000
Pension and OPEB
Income Tax (Expense) Credit	(942,000,000)		(684,000,000)		(604,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	20,000,000		25,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	20,000,000		25,000,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI	(23,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	9,397,000,000		9,347,000,000		8,785,000,000
Generation & Marketing Revenues	686,000,000		523,000,000		619,000,000
Purchased Electricity for Resale	2,086,000,000		1,491,000,000		1,169,000,000
Other Operation Expense	3,225,000,000		2,904,000,000		2,962,000,000
Maintenance Expense	1,361,000,000		1,179,000,000		1,115,000,000
Depreciation and Amortization Expense	1,929,000,000		1,743,000,000		1,782,000,000
Interest Expense	885,000,000		906,000,000		988,000,000
Balance in AOCI	(18,000,000)		(23,000,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Securities Available for Sale
Interest Income	7,000,000		58,000,000		8,000,000
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	15,000,000		3,000,000
Commodity
Subtotal - Commodity	23,000,000		4,000,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	23,000,000		4,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	23,000,000		4,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15,000,000		3,000,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	23,000,000		4,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15,000,000		3,000,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	23,000,000		4,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15,000,000		3,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15,000,000		3,000,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(38,000,000)		(23,000,000)
Changes in Fair Value Recognized in AOCI					(29,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(38,000,000)
Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	7,000,000		4,000,000
Change in Fair Value Recognized in AOCI	1,000,000		3,000,000
Amounts Reclassified from AOCI	0		0
Net Current Period Other Comprehensive Income	1,000,000		3,000,000
Pension and OPEB Adjustment Related to Mitchell Plant			0
Ending Balance in AOCI	8,000,000		7,000,000		4,000,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Gains and Losses on Securities Available for Sale
Interest Income					0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Total Accumulated Other Comprehensive Income (Loss) Activity for Securities Available for Sale
Balance in AOCI			4,000,000		2,000,000
Changes in Fair Value Recognized in AOCI					2,000,000
Interest Income					0
Balance in AOCI					4,000,000
Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	5,000,000		22,000,000
Commodity
Subtotal - Commodity	8,000,000		34,000,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	8,000,000		34,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	8,000,000		34,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000		22,000,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	8,000,000		34,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000		22,000,000
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(21,000,000)		(21,000,000)
Amortization of Actuarial Gain (Loss)	29,000,000		55,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	8,000,000		34,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000		22,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000		22,000,000
Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	134,000,000		112,000,000
Change in Fair Value Recognized in AOCI	0		0
Amounts Reclassified from AOCI	5,000,000		22,000,000
Net Current Period Other Comprehensive Income	5,000,000		22,000,000
Pension and OPEB Adjustment Related to Mitchell Plant			0
Ending Balance in AOCI	139,000,000		134,000,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000		22,000,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000		22,000,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000		22,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000		22,000,000
Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(233,000,000)		(415,000,000)
Change in Fair Value Recognized in AOCI	1,000,000		177,000,000
Amounts Reclassified from AOCI	0		0
Net Current Period Other Comprehensive Income	1,000,000		177,000,000
Pension and OPEB Adjustment Related to Mitchell Plant			5,000,000
Ending Balance in AOCI	(232,000,000)		(233,000,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	12,000,000		217,000,000		133,000,000
Pension and OPEB Adjustment Related to Mitchell Plant			5,000,000
Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	1,000,000		0
Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	0		(8,000,000)
Change in Fair Value Recognized in AOCI	(10,000,000)		10,000,000
Amounts Reclassified from AOCI	11,000,000		(2,000,000)
Net Current Period Other Comprehensive Income	1,000,000		8,000,000
Pension and OPEB Adjustment Related to Mitchell Plant			0
Ending Balance in AOCI	1,000,000		0		(8,000,000)
Commodity
Subtotal - Commodity	17,000,000		(3,000,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	17,000,000		(3,000,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	17,000,000		(3,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,000,000		(2,000,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	17,000,000		(3,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,000,000		(2,000,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	17,000,000		(3,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,000,000		(2,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,000,000		(2,000,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(8,000,000)		(3,000,000)
Changes in Fair Value Recognized in AOCI					(15,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(8,000,000)
Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	(19,000,000)		(23,000,000)
Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(23,000,000)		(30,000,000)
Change in Fair Value Recognized in AOCI	0		2,000,000
Amounts Reclassified from AOCI	4,000,000		5,000,000
Net Current Period Other Comprehensive Income	4,000,000		7,000,000
Pension and OPEB Adjustment Related to Mitchell Plant			0
Ending Balance in AOCI	(19,000,000)		(23,000,000)		(30,000,000)
Commodity
Subtotal - Commodity	6,000,000		7,000,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	6,000,000		7,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	6,000,000		7,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	4,000,000		5,000,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	6,000,000		7,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	4,000,000		5,000,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	6,000,000		7,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	4,000,000		5,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	4,000,000		5,000,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(30,000,000)		(20,000,000)
Changes in Fair Value Recognized in AOCI					(14,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(30,000,000)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues					0
Generation & Marketing Revenues					(5,000,000)
Purchased Electricity for Resale					13,000,000
Other Operation Expense					0
Maintenance Expense					0
Property, Plant and Equipment					0
Regulatory Assets/(Liabilities), Net					2,000,000	[1]
Interest Rate and Foreign Currency
Interest Expense					4,000,000
Income Tax (Expense) Credit	8,000,000		1,000,000
Gains and Losses on Securities Available for Sale
Interest Expense					4,000,000
Income Tax (Expense) Credit	8,000,000		1,000,000
Pension and OPEB
Income Tax (Expense) Credit	8,000,000		1,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues					0
Generation & Marketing Revenues					(5,000,000)
Purchased Electricity for Resale					13,000,000
Other Operation Expense					0
Maintenance Expense					0
Interest Expense					4,000,000
Property, Plant and Equipment					0
Regulatory Assets					2,000,000	[1]
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	3,000,000		12,000,000
Gains and Losses on Securities Available for Sale
Income Tax (Expense) Credit	3,000,000		12,000,000
Pension and OPEB
Income Tax (Expense) Credit	3,000,000		12,000,000
Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0		(1,000,000)		0
Generation & Marketing Revenues	59,000,000		(10,000,000)		(5,000,000)
Purchased Electricity for Resale	(39,000,000)		8,000,000		13,000,000
Other Operation Expense					0
Maintenance Expense					0
Property, Plant and Equipment					0
Regulatory Assets/(Liabilities), Net	(3,000,000)	[1]	0	[1]	2,000,000	[1]
Interest Rate and Foreign Currency
Interest Expense					0
Gains and Losses on Securities Available for Sale
Interest Expense					0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	0		(1,000,000)		0
Generation & Marketing Revenues	59,000,000		(10,000,000)		(5,000,000)
Purchased Electricity for Resale	(39,000,000)		8,000,000		13,000,000
Other Operation Expense					0
Maintenance Expense					0
Interest Expense					0
Property, Plant and Equipment					0
Regulatory Assets	(3,000,000)	[1]	0	[1]	2,000,000	[1]
Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues					0
Generation & Marketing Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense					0
Maintenance Expense					0
Property, Plant and Equipment					0
Regulatory Assets/(Liabilities), Net					0	[1]
Interest Rate and Foreign Currency
Interest Expense	6,000,000		7,000,000		4,000,000
Gains and Losses on Securities Available for Sale
Interest Expense	6,000,000		7,000,000		4,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues					0
Generation & Marketing Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense					0
Maintenance Expense					0
Interest Expense	6,000,000		7,000,000		4,000,000
Property, Plant and Equipment					0
Regulatory Assets					0	[1]
Appalachian Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	2,951,000		(29,898,000)
Change in Fair Value Recognized in AOCI	4,388,000		30,433,000
Amounts Reclassified from AOCI	(2,307,000)		2,416,000
Net Current Period Other Comprehensive Income	2,081,000		32,849,000		28,645,000
Ending Balance in AOCI	5,032,000		2,951,000		(29,898,000)
Commodity
Vertically Integrated Utilities Revenues	2,899,402,000		3,059,577,000		2,948,762,000
Generation & Marketing Revenues	9,239,000		10,345,000		9,970,000
Purchased Electricity for Resale	456,622,000		232,702,000		211,133,000
Other Operation Expense	427,726,000		311,975,000		332,936,000
Maintenance Expense	259,348,000		273,164,000		211,702,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	400,882,000		342,643,000		344,293,000
Interest Expense	209,570,000		192,982,000		202,074,000
Income Tax (Expense) Credit	(154,928,000)		(132,935,000)		(165,527,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2,307,000)		2,416,000
Gains and Losses on Securities Available for Sale
Interest Expense	209,570,000		192,982,000		202,074,000
Income Tax (Expense) Credit	(154,928,000)		(132,935,000)		(165,527,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2,307,000)		2,416,000
Pension and OPEB
Income Tax (Expense) Credit	(154,928,000)		(132,935,000)		(165,527,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2,307,000)		2,416,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2,307,000)		2,416,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	2,899,402,000		3,059,577,000		2,948,762,000
Generation & Marketing Revenues	9,239,000		10,345,000		9,970,000
Purchased Electricity for Resale	456,622,000		232,702,000		211,133,000
Other Operation Expense	427,726,000		311,975,000		332,936,000
Maintenance Expense	259,348,000		273,164,000		211,702,000
Depreciation and Amortization Expense	400,882,000		342,643,000		344,293,000
Interest Expense	209,570,000		192,982,000		202,074,000
Appalachian Power Co [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	(974,000)		983,000
Commodity
Subtotal - Commodity	(1,498,000)		1,513,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(1,498,000)		1,513,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,498,000)		1,513,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(974,000)		983,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,498,000)		1,513,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(974,000)		983,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,498,000)		1,513,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(974,000)		983,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(974,000)		983,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			1,433,000		(285,000)
Changes in Fair Value Recognized in AOCI					(1,310,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					1,433,000
Appalachian Power Co [Member] | Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	(1,333,000)		1,433,000
Commodity
Subtotal - Commodity	(2,050,000)		2,205,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(2,050,000)		2,205,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,050,000)		2,205,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,333,000)		1,433,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,050,000)		2,205,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,333,000)		1,433,000
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5,129,000)		(5,129,000)
Amortization of Actuarial Gain (Loss)	3,079,000		7,334,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,050,000)		2,205,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,333,000)		1,433,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,333,000)		1,433,000
Appalachian Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	20,551,000		19,118,000
Change in Fair Value Recognized in AOCI	0		0
Amounts Reclassified from AOCI	(1,333,000)		1,433,000
Net Current Period Other Comprehensive Income	(1,333,000)		1,433,000
Ending Balance in AOCI	19,218,000		20,551,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,333,000)		1,433,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,333,000)		1,433,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,333,000)		1,433,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,333,000)		1,433,000
Appalachian Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(20,784,000)		(50,449,000)
Change in Fair Value Recognized in AOCI	2,702,000		29,665,000
Amounts Reclassified from AOCI	0		0
Net Current Period Other Comprehensive Income	2,702,000		29,665,000
Ending Balance in AOCI	(18,082,000)		(20,784,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Appalachian Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	2,081,000		32,849,000		28,645,000
Appalachian Power Co [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	0		94,000
Appalachian Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	94,000		(644,000)
Change in Fair Value Recognized in AOCI	1,686,000		768,000
Amounts Reclassified from AOCI	(1,780,000)		(30,000)
Net Current Period Other Comprehensive Income	(94,000)		738,000
Ending Balance in AOCI	0		94,000		(644,000)
Commodity
Subtotal - Commodity	(2,739,000)		(46,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(2,739,000)		(46,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,739,000)		(46,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,780,000)		(30,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,739,000)		(46,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,780,000)		(30,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,739,000)		(46,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,780,000)		(30,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,780,000)		(30,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(644,000)		(1,309,000)
Changes in Fair Value Recognized in AOCI					(1,310,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(644,000)
Appalachian Power Co [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	3,896,000		3,090,000
Appalachian Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	3,090,000		2,077,000
Change in Fair Value Recognized in AOCI	0		0
Amounts Reclassified from AOCI	806,000		1,013,000
Net Current Period Other Comprehensive Income	806,000		1,013,000
Ending Balance in AOCI	3,896,000		3,090,000		2,077,000
Commodity
Subtotal - Commodity	1,241,000		1,559,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	1,241,000		1,559,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,241,000		1,559,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	806,000		1,013,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,241,000		1,559,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	806,000		1,013,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,241,000		1,559,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	806,000		1,013,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	806,000		1,013,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			2,077,000		1,024,000
Changes in Fair Value Recognized in AOCI					0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					2,077,000
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues					(16,000)
Purchased Electricity for Resale					440,000
Other Operation Expense					(25,000)
Maintenance Expense					0
Property, Plant and Equipment					(14,000)
Regulatory Assets/(Liabilities), Net					1,590,000	[1]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense					0
Interest Expense					1,053,000
Income Tax (Expense) Credit	(524,000)		530,000
Gains and Losses on Securities Available for Sale
Interest Expense					1,053,000
Income Tax (Expense) Credit	(524,000)		530,000
Pension and OPEB
Income Tax (Expense) Credit	(524,000)		530,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues					(16,000)
Purchased Electricity for Resale					440,000
Other Operation Expense					(25,000)
Maintenance Expense					0
Depreciation and Amortization Expense					0
Interest Expense					1,053,000
Property, Plant and Equipment					(14,000)
Regulatory Assets					1,590,000	[1]
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	(717,000)		772,000
Gains and Losses on Securities Available for Sale
Income Tax (Expense) Credit	(717,000)		772,000
Pension and OPEB
Income Tax (Expense) Credit	(717,000)		772,000
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0		(80,000)		(16,000)
Purchased Electricity for Resale	(527,000)		90,000		440,000
Other Operation Expense	(10,000)		(37,000)		(25,000)
Maintenance Expense	(20,000)		(31,000)		0
Property, Plant and Equipment	(17,000)		(35,000)		(14,000)
Regulatory Assets/(Liabilities), Net	(2,165,000)	[1]	47,000	[1]	1,590,000	[1]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	0		(80,000)		(16,000)
Purchased Electricity for Resale	(527,000)		90,000		440,000
Other Operation Expense	(10,000)		(37,000)		(25,000)
Maintenance Expense	(20,000)		(31,000)		0
Property, Plant and Equipment	(17,000)		(35,000)		(14,000)
Regulatory Assets	(2,165,000)	[1]	47,000	[1]	1,590,000	[1]
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense					0
Interest Expense	1,241,000		1,559,000		1,053,000
Gains and Losses on Securities Available for Sale
Interest Expense	1,241,000		1,559,000		1,053,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense					0
Interest Expense	1,241,000		1,559,000		1,053,000
Indiana Michigan Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(15,509,000)		(28,883,000)
Change in Fair Value Recognized in AOCI	584,000		11,237,000
Amounts Reclassified from AOCI	565,000		2,137,000
Net Current Period Other Comprehensive Income	1,149,000		13,374,000		(662,000)
Ending Balance in AOCI	(14,360,000)		(15,509,000)		(28,883,000)
Commodity
Vertically Integrated Utilities Revenues	2,149,109,000		2,022,257,000		1,810,069,000
Generation & Marketing Revenues	2,048,000		2,916,000		4,582,000
Purchased Electricity for Resale	96,813,000		151,404,000		117,860,000
Other Operation Expense	585,958,000		564,012,000		583,865,000
Maintenance Expense	228,506,000		195,892,000		172,562,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	200,196,000		177,727,000		146,619,000
Interest Expense	93,475,000		97,710,000		102,739,000
Income Tax (Expense) Credit	(79,621,000)		(75,111,000)		(39,344,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	565,000		2,137,000
Gains and Losses on Securities Available for Sale
Interest Expense	93,475,000		97,710,000		102,739,000
Income Tax (Expense) Credit	(79,621,000)		(75,111,000)		(39,344,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	565,000		2,137,000
Pension and OPEB
Income Tax (Expense) Credit	(79,621,000)		(75,111,000)		(39,344,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	565,000		2,137,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	565,000		2,137,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	2,149,109,000		2,022,257,000		1,810,069,000
Generation & Marketing Revenues	2,048,000		2,916,000		4,582,000
Purchased Electricity for Resale	96,813,000		151,404,000		117,860,000
Other Operation Expense	585,958,000		564,012,000		583,865,000
Maintenance Expense	228,506,000		195,892,000		172,562,000
Depreciation and Amortization Expense	200,196,000		177,727,000		146,619,000
Interest Expense	93,475,000		97,710,000		102,739,000
Indiana Michigan Power Co [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	394,000		1,437,000
Commodity
Subtotal - Commodity	604,000		2,211,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	604,000		2,211,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	604,000		2,211,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	394,000		1,437,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	604,000		2,211,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	394,000		1,437,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	604,000		2,211,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	394,000		1,437,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	394,000		1,437,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(20,093,000)		(15,284,000)
Changes in Fair Value Recognized in AOCI					(6,764,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(20,093,000)
Indiana Michigan Power Co [Member] | Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	171,000		700,000
Commodity
Subtotal - Commodity	262,000		1,078,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	262,000		1,078,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	262,000		1,078,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	171,000		700,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	262,000		1,078,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	171,000		700,000
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(794,000)		(794,000)
Amortization of Actuarial Gain (Loss)	1,056,000		1,872,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	262,000		1,078,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	171,000		700,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	171,000		700,000
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	4,901,000		4,201,000
Change in Fair Value Recognized in AOCI	0		0
Amounts Reclassified from AOCI	171,000		700,000
Net Current Period Other Comprehensive Income	171,000		700,000
Ending Balance in AOCI	5,072,000		4,901,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	171,000		700,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	171,000		700,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	171,000		700,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	171,000		700,000
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(4,480,000)		(12,991,000)
Change in Fair Value Recognized in AOCI	(546,000)		8,511,000
Amounts Reclassified from AOCI	0		0
Net Current Period Other Comprehensive Income	(546,000)		8,511,000
Ending Balance in AOCI	(5,026,000)		(4,480,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Indiana Michigan Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income			13,374,000		(662,000)
Indiana Michigan Power Co [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	0		46,000
Indiana Michigan Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	46,000		(446,000)
Change in Fair Value Recognized in AOCI	1,130,000		477,000
Amounts Reclassified from AOCI	(1,176,000)		15,000
Net Current Period Other Comprehensive Income	(46,000)		492,000
Ending Balance in AOCI	0		46,000		(446,000)
Commodity
Subtotal - Commodity	(1,809,000)		23,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(1,809,000)		23,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,809,000)		23,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,176,000)		15,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,809,000)		23,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,176,000)		15,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,809,000)		23,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,176,000)		15,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,176,000)		15,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(446,000)		(819,000)
Changes in Fair Value Recognized in AOCI					(987,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(446,000)
Indiana Michigan Power Co [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	(14,406,000)		(15,976,000)
Indiana Michigan Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(15,976,000)		(19,647,000)
Change in Fair Value Recognized in AOCI	0		2,249,000
Amounts Reclassified from AOCI	1,570,000		1,422,000
Net Current Period Other Comprehensive Income	1,570,000		3,671,000
Ending Balance in AOCI	(14,406,000)		(15,976,000)		(19,647,000)
Commodity
Subtotal - Commodity	2,413,000		2,188,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	2,413,000		2,188,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,413,000		2,188,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,570,000		1,422,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,413,000		2,188,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,570,000		1,422,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,413,000		2,188,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,570,000		1,422,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,570,000		1,422,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(19,647,000)		(14,465,000)
Changes in Fair Value Recognized in AOCI					(5,777,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(19,647,000)
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues					(43,000)
Purchased Electricity for Resale					1,151,000
Other Operation Expense					(14,000)
Maintenance Expense					(2,000)
Property, Plant and Equipment					(10,000)
Regulatory Assets/(Liabilities), Net					278,000	[1]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense					0
Interest Expense					595,000
Income Tax (Expense) Credit	210,000		774,000
Gains and Losses on Securities Available for Sale
Interest Expense					595,000
Income Tax (Expense) Credit	210,000		774,000
Pension and OPEB
Income Tax (Expense) Credit	210,000		774,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues					(43,000)
Purchased Electricity for Resale					1,151,000
Other Operation Expense					(14,000)
Maintenance Expense					(2,000)
Depreciation and Amortization Expense					0
Interest Expense					595,000
Property, Plant and Equipment					(10,000)
Regulatory Assets					278,000	[1]
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	91,000		378,000
Gains and Losses on Securities Available for Sale
Income Tax (Expense) Credit	91,000		378,000
Pension and OPEB
Income Tax (Expense) Credit	91,000		378,000
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0		(155,000)		(43,000)
Purchased Electricity for Resale	(812,000)		219,000		1,151,000
Other Operation Expense	(7,000)		(23,000)		(14,000)
Maintenance Expense	(7,000)		(14,000)		(2,000)
Property, Plant and Equipment	(10,000)		(20,000)		(10,000)
Regulatory Assets/(Liabilities), Net	(973,000)	[1]	16,000	[1]	278,000	[1]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	0		(155,000)		(43,000)
Purchased Electricity for Resale	(812,000)		219,000		1,151,000
Other Operation Expense	(7,000)		(23,000)		(14,000)
Maintenance Expense	(7,000)		(14,000)		(2,000)
Property, Plant and Equipment	(10,000)		(20,000)		(10,000)
Regulatory Assets	(973,000)	[1]	16,000	[1]	278,000	[1]
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense					0
Interest Expense	2,413,000		2,188,000		595,000
Gains and Losses on Securities Available for Sale
Interest Expense	2,413,000		2,188,000		595,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense					0
Interest Expense	2,413,000		2,188,000		595,000
Ohio Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	7,079,000		(165,725,000)
Change in Fair Value Recognized in AOCI	0		66,400,000
Amounts Reclassified from AOCI	(1,477,000)		11,172,000
Net Current Period Other Comprehensive Income	(1,477,000)		77,572,000		31,997,000
Distribution of Cook Coal Terminal to Parent			(2,651,000)
Distribution of OPCo Generation to Parent			(3,005,374,000)
Ending Balance in AOCI	5,602,000		7,079,000		(165,725,000)
Commodity
Generation & Marketing Revenues	6,778,000		15,397,000		19,385,000
Purchased Electricity for Resale	282,000,000		151,561,000		205,845,000
Other Operation Expense	594,776,000		707,953,000		669,981,000
Maintenance Expense	195,964,000		319,625,000		319,324,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	213,669,000		382,570,000		511,070,000
Interest Expense	128,291,000		182,046,000		213,100,000
Income Tax (Expense) Credit	(132,207,000)		(225,670,000)		(144,283,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,477,000)		11,172,000
Gains and Losses on Securities Available for Sale
Interest Expense	128,291,000		182,046,000		213,100,000
Income Tax (Expense) Credit	(132,207,000)		(225,670,000)		(144,283,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,477,000)		11,172,000
Pension and OPEB
Income Tax (Expense) Credit	(132,207,000)		(225,670,000)		(144,283,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,477,000)		11,172,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,477,000)		11,172,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Generation & Marketing Revenues	6,778,000		15,397,000		19,385,000
Purchased Electricity for Resale	282,000,000		151,561,000		205,845,000
Other Operation Expense	594,776,000		707,953,000		669,981,000
Maintenance Expense	195,964,000		319,625,000		319,324,000
Depreciation and Amortization Expense	213,669,000		382,570,000		511,070,000
Interest Expense	128,291,000		182,046,000		213,100,000
Ohio Power Co [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	(1,477,000)		(1,337,000)
Commodity
Subtotal - Commodity	(2,273,000)		(2,057,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(2,273,000)		(2,057,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,273,000)		(2,057,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,477,000)		(1,337,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,273,000)		(2,057,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,477,000)		(1,337,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,273,000)		(2,057,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,477,000)		(1,337,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,477,000)		(1,337,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			7,183,000		7,706,000
Changes in Fair Value Recognized in AOCI					(2,002,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					7,183,000
Ohio Power Co [Member] | Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	0		12,509,000
Commodity
Subtotal - Commodity	0		19,245,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	0		19,245,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	0		19,245,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		12,509,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	0		19,245,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		12,509,000
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0		(5,840,000)
Amortization of Actuarial Gain (Loss)	0		25,085,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	0		19,245,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		12,509,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		12,509,000
Ohio Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	58,447,000		45,938,000
Change in Fair Value Recognized in AOCI	0		0
Amounts Reclassified from AOCI	0		12,509,000
Net Current Period Other Comprehensive Income	0		12,509,000
Distribution of Cook Coal Terminal to Parent			0
Distribution of OPCo Generation to Parent			0
Ending Balance in AOCI	58,447,000		58,447,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		12,509,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		12,509,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		12,509,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		12,509,000
Ohio Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(58,447,000)		(218,846,000)
Change in Fair Value Recognized in AOCI	0		65,418,000
Amounts Reclassified from AOCI	0		0
Net Current Period Other Comprehensive Income	0		65,418,000
Distribution of Cook Coal Terminal to Parent			19,652,000
Distribution of OPCo Generation to Parent			75,329,000
Ending Balance in AOCI	(58,447,000)		(58,447,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Ohio Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	(1,477,000)		77,572,000		31,997,000
Distribution of Cook Coal Terminal to Parent			19,652,000
Distribution of OPCo Generation to Parent			75,580,000
Ohio Power Co [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	0		105,000
Ohio Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	105,000		(912,000)
Change in Fair Value Recognized in AOCI	0		982,000
Amounts Reclassified from AOCI	(105,000)		22,000
Net Current Period Other Comprehensive Income	(105,000)		1,004,000
Distribution of Cook Coal Terminal to Parent			0
Distribution of OPCo Generation to Parent			13,000
Ending Balance in AOCI	0		105,000		(912,000)
Commodity
Subtotal - Commodity	(162,000)		34,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(162,000)		34,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	(162,000)		34,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(105,000)		22,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(162,000)		34,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(105,000)		22,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(162,000)		34,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(105,000)		22,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(105,000)		22,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(912,000)		(1,748,000)
Changes in Fair Value Recognized in AOCI					(2,002,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(912,000)
Ohio Power Co [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	5,602,000		6,974,000
Ohio Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	6,974,000		8,095,000
Change in Fair Value Recognized in AOCI	0		0
Amounts Reclassified from AOCI	(1,372,000)		(1,359,000)
Net Current Period Other Comprehensive Income	(1,372,000)		(1,359,000)
Distribution of Cook Coal Terminal to Parent			0
Distribution of OPCo Generation to Parent			238,000
Ending Balance in AOCI	5,602,000		6,974,000		8,095,000
Commodity
Subtotal - Commodity	(2,111,000)		(2,091,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(2,111,000)		(2,091,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,111,000)		(2,091,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,372,000)		(1,359,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,111,000)		(2,091,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,372,000)		(1,359,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,111,000)		(2,091,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,372,000)		(1,359,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,372,000)		(1,359,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			8,095,000		9,454,000
Changes in Fair Value Recognized in AOCI					0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					8,095,000
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues					(109,000)
Purchased Electricity for Resale					3,002,000
Other Operation Expense					(35,000)
Maintenance Expense					(5,000)
Property, Plant and Equipment					(15,000)
Regulatory Assets/(Liabilities), Net					0	[1]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense					4,000
Interest Expense					(1,363,000)
Income Tax (Expense) Credit	(796,000)		(720,000)
Gains and Losses on Securities Available for Sale
Interest Expense					(1,363,000)
Income Tax (Expense) Credit	(796,000)		(720,000)
Pension and OPEB
Income Tax (Expense) Credit	(796,000)		(720,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues					(109,000)
Purchased Electricity for Resale					3,002,000
Other Operation Expense					(35,000)
Maintenance Expense					(5,000)
Depreciation and Amortization Expense					4,000
Interest Expense					(1,363,000)
Property, Plant and Equipment					(15,000)
Regulatory Assets					0	[1]
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	0		6,736,000
Gains and Losses on Securities Available for Sale
Income Tax (Expense) Credit	0		6,736,000
Pension and OPEB
Income Tax (Expense) Credit	0		6,736,000
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0		(415,000)		(109,000)
Purchased Electricity for Resale	0		576,000		3,002,000
Other Operation Expense	(11,000)		(56,000)		(35,000)
Maintenance Expense	(11,000)		(26,000)		(5,000)
Property, Plant and Equipment	(18,000)		(45,000)		(15,000)
Regulatory Assets/(Liabilities), Net	(122,000)	[1]	0	[1]	0	[1]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	0		(415,000)		(109,000)
Purchased Electricity for Resale	0		576,000		3,002,000
Other Operation Expense	(11,000)		(56,000)		(35,000)
Maintenance Expense	(11,000)		(26,000)		(5,000)
Property, Plant and Equipment	(18,000)		(45,000)		(15,000)
Regulatory Assets	(122,000)	[1]	0	[1]	0	[1]
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	(13,000)		7,000		4,000
Interest Expense	(2,098,000)		(2,098,000)		(1,363,000)
Gains and Losses on Securities Available for Sale
Interest Expense	(2,098,000)		(2,098,000)		(1,363,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense	(13,000)		7,000		4,000
Interest Expense	(2,098,000)		(2,098,000)		(1,363,000)
Public Service Co Of Oklahoma [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	5,758,000		6,481,000
Change in Fair Value Recognized in AOCI	0		68,000
Amounts Reclassified from AOCI	(815,000)		(791,000)
Net Current Period Other Comprehensive Income	(815,000)		(723,000)		(668,000)
Ending Balance in AOCI	4,943,000		5,758,000		6,481,000
Commodity
Vertically Integrated Utilities Revenues	1,340,307,000		1,277,711,000		1,206,583,000
Generation & Marketing Revenues	4,215,000		3,565,000		3,752,000
Purchased Electricity for Resale	385,029,000		246,109,000		208,676,000
Other Operation Expense	262,804,000		225,500,000		213,195,000
Maintenance Expense	107,952,000		107,076,000		106,835,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	100,977,000		95,667,000		95,180,000
Interest Expense	54,641,000		53,175,000		55,286,000
Income Tax (Expense) Credit	(50,582,000)		(65,885,000)		(66,694,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(815,000)		(791,000)
Gains and Losses on Securities Available for Sale
Interest Expense	54,641,000		53,175,000		55,286,000
Income Tax (Expense) Credit	(50,582,000)		(65,885,000)		(66,694,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(815,000)		(791,000)
Pension and OPEB
Income Tax (Expense) Credit	(50,582,000)		(65,885,000)		(66,694,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(815,000)		(791,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(815,000)		(791,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	1,340,307,000		1,277,711,000		1,206,583,000
Generation & Marketing Revenues	4,215,000		3,565,000		3,752,000
Purchased Electricity for Resale	385,029,000		246,109,000		208,676,000
Other Operation Expense	262,804,000		225,500,000		213,195,000
Maintenance Expense	107,952,000		107,076,000		106,835,000
Depreciation and Amortization Expense	100,977,000		95,667,000		95,180,000
Interest Expense	54,641,000		53,175,000		55,286,000
Public Service Co Of Oklahoma [Member] | Cash Flow Hedges [Member]
Commodity
Subtotal - Commodity	(1,255,000)		(1,217,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(1,255,000)		(1,217,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,255,000)		(1,217,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,255,000)		(1,217,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,255,000)		(1,217,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			6,481,000		7,149,000
Changes in Fair Value Recognized in AOCI					104,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					6,481,000
Public Service Co Of Oklahoma [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	(815,000)		(723,000)		(668,000)
Public Service Co Of Oklahoma [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	0		57,000
Public Service Co Of Oklahoma [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	57,000		21,000
Change in Fair Value Recognized in AOCI	0		68,000
Amounts Reclassified from AOCI	(57,000)		(32,000)
Net Current Period Other Comprehensive Income	(57,000)		36,000
Ending Balance in AOCI	0		57,000		21,000
Commodity
Subtotal - Commodity	(88,000)		(50,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(88,000)		(50,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(88,000)		(50,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(57,000)		(32,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(88,000)		(50,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(57,000)		(32,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(88,000)		(50,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(57,000)		(32,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(57,000)		(32,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			21,000		(69,000)
Changes in Fair Value Recognized in AOCI					104,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					21,000
Public Service Co Of Oklahoma [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	4,943,000		5,701,000
Public Service Co Of Oklahoma [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	5,701,000		6,460,000
Change in Fair Value Recognized in AOCI	0		0
Amounts Reclassified from AOCI	(758,000)		(759,000)
Net Current Period Other Comprehensive Income	(758,000)		(759,000)
Ending Balance in AOCI	4,943,000		5,701,000		6,460,000
Commodity
Subtotal - Commodity	(1,167,000)		(1,167,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(1,167,000)		(1,167,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,167,000)		(1,167,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(758,000)		(759,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,167,000)		(1,167,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(758,000)		(759,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,167,000)		(1,167,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(758,000)		(759,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(758,000)		(759,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			6,460,000		7,218,000
Changes in Fair Value Recognized in AOCI					0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					6,460,000
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense					(14,000)
Maintenance Expense					1,000
Property, Plant and Equipment					(1,000)
Regulatory Assets/(Liabilities), Net					0	[1]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense					0
Interest Expense					(758,000)
Income Tax (Expense) Credit	(440,000)		(426,000)
Gains and Losses on Securities Available for Sale
Interest Expense					(758,000)
Income Tax (Expense) Credit	(440,000)		(426,000)
Pension and OPEB
Income Tax (Expense) Credit	(440,000)		(426,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense					(14,000)
Maintenance Expense					1,000
Depreciation and Amortization Expense					0
Interest Expense					(758,000)
Property, Plant and Equipment					(1,000)
Regulatory Assets					0	[1]
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense	(8,000)		(25,000)		(14,000)
Maintenance Expense	(9,000)		(10,000)		1,000
Property, Plant and Equipment	(13,000)		(15,000)		(1,000)
Regulatory Assets/(Liabilities), Net	(58,000)	[1]	0	[1]	0	[1]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense	(8,000)		(25,000)		(14,000)
Maintenance Expense	(9,000)		(10,000)		1,000
Property, Plant and Equipment	(13,000)		(15,000)		(1,000)
Regulatory Assets	(58,000)	[1]	0	[1]	0	[1]
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense					0
Interest Expense	(1,167,000)		(1,167,000)		(758,000)
Gains and Losses on Securities Available for Sale
Interest Expense	(1,167,000)		(1,167,000)		(758,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense					0
Interest Expense	(1,167,000)		(1,167,000)		(758,000)
Southwestern Electric Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(8,444,000)		(17,860,000)
Change in Fair Value Recognized in AOCI	(285,000)		7,443,000
Amounts Reclassified from AOCI	1,263,000		1,973,000
Net Current Period Other Comprehensive Income	978,000		9,416,000		8,955,000
Ending Balance in AOCI	(7,466,000)		(8,444,000)		(17,860,000)
Commodity
Vertically Integrated Utilities Revenues	1,817,863,000		1,742,575,000		1,538,533,000
Generation & Marketing Revenues	2,256,000		1,416,000		1,860,000
Purchased Electricity for Resale	178,105,000		169,954,000		131,706,000
Other Operation Expense	272,785,000		250,676,000		230,078,000
Maintenance Expense	149,243,000		129,742,000		117,415,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	185,134,000		179,251,000		138,778,000
Interest Expense	126,127,000		130,282,000		88,318,000
Income Tax (Expense) Credit	(66,420,000)		(69,461,000)		(45,858,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,263,000		1,973,000
Gains and Losses on Securities Available for Sale
Interest Expense	126,127,000		130,282,000		88,318,000
Income Tax (Expense) Credit	(66,420,000)		(69,461,000)		(45,858,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,263,000		1,973,000
Pension and OPEB
Income Tax (Expense) Credit	(66,420,000)		(69,461,000)		(45,858,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,263,000		1,973,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,263,000		1,973,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	1,817,863,000		1,742,575,000		1,538,533,000
Generation & Marketing Revenues	2,256,000		1,416,000		1,860,000
Purchased Electricity for Resale	178,105,000		169,954,000		131,706,000
Other Operation Expense	272,785,000		250,676,000		230,078,000
Maintenance Expense	149,243,000		129,742,000		117,415,000
Depreciation and Amortization Expense	185,134,000		179,251,000		138,778,000
Interest Expense	126,127,000		130,282,000		88,318,000
Southwestern Electric Power Co [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	2,202,000		2,228,000
Commodity
Subtotal - Commodity	3,387,000		3,427,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	3,387,000		3,427,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,387,000		3,427,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,202,000		2,228,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,387,000		3,427,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,202,000		2,228,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,387,000		3,427,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,202,000		2,228,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,202,000		2,228,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(15,549,000)		(15,524,000)
Changes in Fair Value Recognized in AOCI					(2,678,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(15,549,000)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	(939,000)		(255,000)
Commodity
Subtotal - Commodity	(1,444,000)		(392,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(1,444,000)		(392,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,444,000)		(392,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(939,000)		(255,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,444,000)		(392,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(939,000)		(255,000)
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1,912,000)		(1,785,000)
Amortization of Actuarial Gain (Loss)	468,000		1,393,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,444,000)		(392,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(939,000)		(255,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(939,000)		(255,000)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	4,523,000		4,778,000
Change in Fair Value Recognized in AOCI	0		0
Amounts Reclassified from AOCI	(939,000)		(255,000)
Net Current Period Other Comprehensive Income	(939,000)		(255,000)
Ending Balance in AOCI	3,584,000		4,523,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(939,000)		(255,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(939,000)		(255,000)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(939,000)		(255,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(939,000)		(255,000)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	271,000		(7,089,000)
Change in Fair Value Recognized in AOCI	(285,000)		7,360,000
Amounts Reclassified from AOCI	0		0
Net Current Period Other Comprehensive Income	(285,000)		7,360,000
Ending Balance in AOCI	(14,000)		271,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0		0
Southwestern Electric Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	978,000		9,416,000		8,955,000
Southwestern Electric Power Co [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	0		66,000
Southwestern Electric Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	66,000		22,000
Change in Fair Value Recognized in AOCI	0		83,000
Amounts Reclassified from AOCI	(66,000)		(39,000)
Net Current Period Other Comprehensive Income	(66,000)		44,000
Ending Balance in AOCI	0		66,000		22,000
Commodity
Subtotal - Commodity	(101,000)		(61,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(101,000)		(61,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(101,000)		(61,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(66,000)		(39,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(101,000)		(61,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(66,000)		(39,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(101,000)		(61,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(66,000)		(39,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(66,000)		(39,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			22,000		(62,000)
Changes in Fair Value Recognized in AOCI					100,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					22,000
Southwestern Electric Power Co [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI	(11,036,000)		(13,304,000)
Southwestern Electric Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(13,304,000)		(15,571,000)
Change in Fair Value Recognized in AOCI	0		0
Amounts Reclassified from AOCI	2,268,000		2,267,000
Net Current Period Other Comprehensive Income	2,268,000		2,267,000
Ending Balance in AOCI	(11,036,000)		(13,304,000)		(15,571,000)
Commodity
Subtotal - Commodity	3,488,000		3,488,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	3,488,000		3,488,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,488,000		3,488,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,268,000		2,267,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,488,000		3,488,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,268,000		2,267,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,488,000		3,488,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,268,000		2,267,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,268,000		2,267,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Balance in AOCI			(15,571,000)		(15,462,000)
Changes in Fair Value Recognized in AOCI					(2,778,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Balance in AOCI					(15,571,000)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense					(11,000)
Maintenance Expense					0
Property, Plant and Equipment					(5,000)
Regulatory Assets/(Liabilities), Net					0	[1]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense					0
Interest Expense					2,669,000
Income Tax (Expense) Credit	1,185,000		1,199,000
Gains and Losses on Securities Available for Sale
Interest Expense					2,669,000
Income Tax (Expense) Credit	1,185,000		1,199,000
Pension and OPEB
Income Tax (Expense) Credit	1,185,000		1,199,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense					(11,000)
Maintenance Expense					0
Depreciation and Amortization Expense					0
Interest Expense					2,669,000
Property, Plant and Equipment					(5,000)
Regulatory Assets					0	[1]
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	(505,000)		(137,000)
Gains and Losses on Securities Available for Sale
Income Tax (Expense) Credit	(505,000)		(137,000)
Pension and OPEB
Income Tax (Expense) Credit	(505,000)		(137,000)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense	(13,000)		(29,000)		(11,000)
Maintenance Expense	(10,000)		(15,000)		0
Property, Plant and Equipment	(11,000)		(17,000)		(5,000)
Regulatory Assets/(Liabilities), Net	(67,000)	[1]	0	[1]	0	[1]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues					0
Purchased Electricity for Resale					0
Other Operation Expense	(13,000)		(29,000)		(11,000)
Maintenance Expense	(10,000)		(15,000)		0
Property, Plant and Equipment	(11,000)		(17,000)		(5,000)
Regulatory Assets	(67,000)	[1]	0	[1]	0	[1]
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Depreciation and Amortization Expense					0
Interest Expense	3,488,000		3,488,000		2,669,000
Gains and Losses on Securities Available for Sale
Interest Expense	3,488,000		3,488,000		2,669,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense					0
Interest Expense	$ 3,488,000		$ 3,488,000		$ 2,669,000

[1]	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.